SCHEDULE OF FAIR VALUE OF THE IPO WARRANTS (Details)	6 Months Ended
Sep. 30, 2025 $ / shares shares
Tranche One [member]
IfrsStatementLineItems [Line Items]
Expiration Date	Jul. 23, 2025
Warrant Duration	6 months
Tranche One [member] | Pre Stock Bonus [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants | shares	2,250,000
Exercise Price | $ / shares	$ 5.13
Tranche One [member] | Post Stock Bonus [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants | shares		[1]
Exercise Price | $ / shares		[1]
Tranche Two [member]
IfrsStatementLineItems [Line Items]
Expiration Date	Oct. 23, 2025
Warrant Duration	9 months
Tranche Two [member] | Pre Stock Bonus [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants | shares	2,250,000
Exercise Price | $ / shares	$ 6.15
Tranche Two [member] | Post Stock Bonus [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants | shares	18,000,000
Exercise Price | $ / shares	$ 0.77
Tranche Three [member]
IfrsStatementLineItems [Line Items]
Expiration Date	Jan. 23, 2026
Warrant Duration	12 months
Tranche Three [member] | Pre Stock Bonus [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants | shares	2,250,000
Exercise Price | $ / shares	$ 7.18
Tranche Three [member] | Post Stock Bonus [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants | shares	18,000,000
Exercise Price | $ / shares	$ 0.09
Tranche Four [member]
IfrsStatementLineItems [Line Items]
Expiration Date	Apr. 23, 2026
Warrant Duration	15 months
Tranche Four [member] | Pre Stock Bonus [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants | shares	2,250,000
Exercise Price | $ / shares	$ 8.20
Tranche Four [member] | Post Stock Bonus [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants | shares	18,000,000
Exercise Price | $ / shares	$ 1.03
Tranche Five [member]
IfrsStatementLineItems [Line Items]
Expiration Date	Jul. 23, 2026
Warrant Duration	18 months
Tranche Five [member] | Pre Stock Bonus [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants | shares	2,250,000
Exercise Price | $ / shares	$ 10.25
Tranche Five [member] | Post Stock Bonus [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants | shares	18,000,000
Exercise Price | $ / shares	$ 1.28
Tranche Six [member]
IfrsStatementLineItems [Line Items]
Expiration Date	Jan. 23, 2027
Warrant Duration	24 months
Tranche Six [member] | Pre Stock Bonus [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants | shares	2,250,000
Exercise Price | $ / shares	$ 12.30
Tranche Six [member] | Post Stock Bonus [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants | shares	18,000,000
Exercise Price | $ / shares	$ 1.54

[1]	Tranche 1 of the IPO Warrants were exercised before the Stock Bonus.